Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Equity Grants

We do not grant stock options, stock appreciation rights or similar option like instruments in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, nor do we time the public release of such information based on stock option grant dates. In addition, we do not grant stock options, stock appreciation rights or similar option like instruments during periods in which there is material nonpublic information about our Company, including (i) during a “blackout period” established in connection with the public release of earnings information under our Insider Trading Policy or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. These restrictions do not apply to restricted stock, restricted stock units, performance units, or other types of equity awards that do not include an exercise price related to the market price of our common stock on the date of grant. If stock options are granted by the Company, they are granted with an exercise price equal to the closing market price of our common stock on the date of grant.

Award Timing Predetermined	false
Award Timing MNPI Considered	false